General and administrative expense (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expenses
The components of general and administrative expense for the years ended December 31, 2025, 2024 and 2023, are as follows:

	2025	2024	2023
Payroll and related expense	$62,151	$59,409	$54,399
Depreciation and amortization	8,416	8,559	8,138
Management fees	16,620	14,843	11,405
Service contracts	7,480	10,636	5,030
Office costs	5,270	5,319	5,565
Professional fees	21,480	22,604	9,616
Other	8,675	7,560	5,756
Total general and administrative expense	$130,092	$128,930	$99,909